Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

March 31, 2019

VIPF2025-QTLY-0519
1.830299.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	439,400	$14,284,882
VIP Equity-Income Portfolio Initial Class (a)	707,255	15,022,088
VIP Growth & Income Portfolio Initial Class (a)	878,311	17,153,408
VIP Growth Portfolio Initial Class (a)	212,399	14,610,924
VIP Mid Cap Portfolio Initial Class (a)	134,873	4,156,781
VIP Value Portfolio Initial Class (a)	787,424	11,023,937
VIP Value Strategies Portfolio Initial Class (a)	457,715	5,387,304
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,714,386)		81,639,324

International Equity Funds - 22.3%
VIP Emerging Markets Portfolio Initial Class (a)	1,507,679	17,338,314
VIP Overseas Portfolio Initial Class (a)	1,480,410	30,303,989
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,285,095)		47,642,303

Bond Funds - 33.8%
Fidelity Inflation-Protected Bond Index Fund (a)	1,328,311	13,004,163
Fidelity Long Term Treasury Bond Index Fund (a)	936,659	12,345,171
VIP High Income Portfolio Initial Class (a)	769,199	4,069,064
VIP Investment Grade Bond Portfolio Initial Class (a)	3,344,322	42,573,224
TOTAL BOND FUNDS
(Cost $71,240,224)		71,991,622

Short-Term Funds - 5.6%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $12,035,059)	12,035,059	12,035,059
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $193,274,764)		213,308,308
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,311)
NET ASSETS - 100%		$213,284,997

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,255,169	$1,736,221	$365,869	$12,279	$379	$378,263	$13,004,163
Fidelity Long Term Treasury Bond Index Fund	10,798,802	1,768,812	701,915	83,636	9,272	470,200	12,345,171
VIP Contrafund Portfolio Initial Class	12,599,083	2,546,029	1,115,909	1,576,434	(12,245)	267,924	14,284,882
VIP Emerging Markets Portfolio Initial Class	15,194,863	1,252,707	1,466,568	--	(6,361)	2,363,673	17,338,314
VIP Equity-Income Portfolio Initial Class	13,216,056	2,215,389	1,028,192	950,980	(75,543)	694,378	15,022,088
VIP Government Money Market Portfolio Initial Class 2.25%	10,181,722	2,185,811	332,474	58,250	--	--	12,035,059
VIP Growth & Income Portfolio Initial Class	15,065,873	3,135,576	1,258,395	1,697,703	(22,280)	232,634	17,153,408
VIP Growth Portfolio Initial Class	12,874,256	1,890,367	1,376,402	894,179	21,925	1,200,778	14,610,924
VIP High Income Portfolio Initial Class	3,614,393	368,571	148,011	32,582	(531)	234,642	4,069,064
VIP Investment Grade Bond Portfolio Initial Class	36,858,138	5,716,559	1,239,450	173,907	3,530	1,234,447	42,573,224
VIP Mid Cap Portfolio Initial Class	3,660,458	774,356	380,754	428,199	(20,675)	123,396	4,156,781
VIP Overseas Portfolio Initial Class	26,646,015	3,265,300	1,530,559	1,052,548	(98,473)	2,021,706	30,303,989
VIP Value Portfolio Initial Class	9,699,719	1,519,310	919,556	670,924	(46,605)	771,069	11,023,937
VIP Value Strategies Portfolio Initial Class	4,734,870	875,226	545,954	495,728	(41,550)	364,712	5,387,304
Total	$186,399,417	$29,250,234	$12,410,008	$8,127,349	$(289,157)	$10,357,822	$213,308,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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